Recoverable taxes	12 Months Ended
Dec. 31, 2011
Recoverable taxes
Recoverable taxes

11    Recoverable taxes

	As of December 31,
	2011	2010
Income tax	814	459
Value-added tax	997	484
Others brazilian federal contributions	1,006	1,021

Total	2,817	1,964

Current	2,230	1,603
Non-current	587	361

	2,817	1,964